Stockholders' Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Equity [Abstract]
Stockholders' Equity

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at September 30, 2020 and 2019 was 500,000,000 authorized common shares with a par value of $0.001 per share, and 25,000,000 authorized preferred shares with a par value of $0.001 per share.

On October 15, 2019 and June 30, 2020, the Company effectuated reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock. As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.

Common Stock

On April 25, 2020, an investor executed a stock subscription agreement to purchase 600 shares of common stock of the Company at $50 per share. The investor paid $30,000 to the Company on April 25, 2020. The Company has issued 600 shares of common stock to the investor on April 28, 2020.

On September 1, 2020, an investor executed a stock subscription agreement to purchase 400,000 shares of common stock of the Company at $0.50 per share. The investor paid $200,000 to the Company on September 1, 2020. The Company has issued 100,000 shares of common stock to the investor on September 9, 2020, and the remaining 300,000 shares of common stock on September 15, 2020.

On September 30, 2020, the Chief Executive Officer of the Company converted 8,000 shares of issued and outstanding Series A Convertible Preferred Stock of the Company into 8,000,000 shares of common stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 8,419,700 and 19,100 shares as of September 30, 2020 and March 31, 2020, respectively.

Preferred Stock

Designation

There are 1,000,000 shares of Series A Convertible Preferred Stock designated and 292,000 shares issued and outstanding as of the date hereof.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary, after setting apart or paying in full the preferential amounts due to Holders of senior capital stock, if any, the Holders of Series A Convertible Preferred Stock and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.001 per share [the “Liquidation Preference"]. If upon such liquidation, dissolution or winding up of the Corporation, the assets of the Corporation available for distribution to the Holders of the Series A Convertible Preferred Stock and parity capital stock, if any, shall be insufficient to permit in full the payment of the Liquidation Preference, then all such assets of the Corporation shall be distributed ratably among the Holders of the Series A Convertible Preferred Stock and parity capital stock, if any. Neither the consolidation or merger of the Corporation nor the sale, lease or transfer by the Corporation of all or a part of its assets shall be deemed a liquidation, dissolution or winding up of the Corporation for purposes of these Liquidation Rights.

Conversion Rights

Each share of Series A Convertible Preferred Stock shall be convertible, at the option of the Holder, into 1,000 (one thousand) fully paid and non-assessable shares of the Corporation's Common Stock.

Voting Rights

The Holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Corporation's Common Stock. The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.

Stock Splits, Dividends and Distributions

If the Corporation, at any time while any Series A Convertible Preferred Stock is outstanding, (a) shall pay a stock dividend or otherwise make a distribution or distributions on shares of its Common Stock payable in shares of its capital stock [whether payable in shares of its Common Stock or of capital stock of any class], (b) subdivide outstanding shares of Common Stock into a larger number of shares, (c) combine outstanding shares of Common Stock into a smaller number of shares. or (d) issue reclassification of shares of Common Stock for any shares of capital stock of the Corporation, the conversion ratio, as defined, shall be adjusted by multiplying the number of shares of Common Stock issuable by a fraction of which the numerator shall be the number of shares of Common Stock of the Corporation outstanding after such event and of which the denominator shall be the number of shares of Common Stock outstanding before such event. Any adjustment made pursuant to this paragraph (e)(iii) shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or reclassification.

On September 30, 2020, the Company cancelled 8,000 shares of Series A Convertible Preferred Stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada. The cancelled Series A Convertible Preferred Stock was converted into 8,000,000 shares of common stock per the conversion terms.

As a result of all preferred stock issuances, the total issued and outstanding shares of preferred stock were 292,000 and 300,000 shares as of September 30, 2020 and March 31, 2020, respectively.

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at March 31, 2020 and 2019 was 500,000,000 authorized common shares with a par value of $0.001 per share, and 25,000,000 authorized preferred shares with a par value of $0.001 per share.

On October 15, 2019, the Company effectuated a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock. As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.

On June 30, 2020, the Company effectuated another Reverse Split of its issued and outstanding common stock. As a result of the Reverse Split, each (100) shares on common stock issued and outstanding prior to the Reverse Split were converted into one (1) share of common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.

Common Stock

On November 18, 2019, an investor executed a stock subscription agreement to purchase 200,000 shares of the Company’s common stock at $0.50 per share. The Company received cash consideration of $100,000 from the investor on November 18, 2019. On December 19, 2019, the Company issued to the investor 200,000 shares of its common stock for stock subscriptions.

On November 20, 2019, an investor executed a stock subscription agreement to purchase 50,000 shares of the Company’s common stock at $0.50 per share. The Company received cash consideration of $25,000 from the investor on November 20, 2019. On December 19, 2019, the Company issued to the investor 50,000 shares of its common stock for stock subscriptions.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 1,910,038 and 1,660,006 shares as of March 31, 2020 and 2019, respectively.

Preferred Stock

Designation

There are 1,000,000 shares of Series A Convertible Preferred Stock designated and 292,000 shares issued and outstanding as of the date hereof.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary, after setting apart or paying in full the preferential amounts due to Holders of senior capital stock, if any, the Holders of Series A Preferred Stock and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.001 per share [the “Liquidation Preference"]. If upon such liquidation, dissolution or winding up of the Corporation, the assets of the Corporation available for distribution to the Holders of the Series A Preferred Stock and parity capital stock, if any, shall be insufficient to permit in full the payment of the Liquidation Preference, then all such assets of the Corporation shall be distributed ratably among the Holders of the Series A Preferred Stock and parity capital stock, if any. Neither the consolidation or merger of the Corporation nor the sale, lease or transfer by the Corporation of all or a part of its assets shall be deemed a liquidation, dissolution or winding up of the Corporation for purposes of these Liquidation Rights.

Conversion Rights

Each share of Series A Convertible Preferred Stock shall be convertible, at the option of the Holder, into 1,000 (one thousand) fully paid and non-assessable shares of the Corporation's Common Stock.

Voting Rights

The Holders of shares of Series A Convertible Preferred Stock shall be entitled to vote on any and all matters considered and voted upon by the Corporation's Common Stock. The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.

Stock Splits, Dividends and Distributions

If the Corporation, at any time while any Series A Convertible Preferred Stock is outstanding, (a) shall pay a stock dividend or otherwise make a distribution or distributions on shares of its Common Stock payable in shares of its capital stock [whether payable in shares of its Common Stock or of capital stock of any class], (b) subdivide outstanding shares of Common Stock into a larger number of shares, (c) combine outstanding shares of Common Stock into a smaller number of shares. or (d) issue reclassification of shares of Common Stock for any shares of capital stock of the Corporation, the conversion ratio, as defined, shall be adjusted by multiplying the number of shares of Common Stock issuable by a fraction of which the numerator shall be the number of shares of Common Stock of the Corporation outstanding after such event and of which the denominator shall be the number of shares of Common Stock outstanding before such event. Any adjustment made pursuant to this paragraph (e)(iii) shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or reclassification.

On July 31, 2019, the Company issued 300,000 shares of Series A Convertible Preferred Stock to an entity affiliated with the Former Officer in consideration for the loans totaling $7,567 (NOTE 5). The Former Officer loaned additional funds to the Company totaling $1,737 which were forgiven by the Former Officer as of September 30, 2019 and deemed as additional paid-in capital. On October 7, 2019, an entity affiliated with the Former Officer of the Company entered into a private transaction with the Company’s CEO to sell 300,000 shares of Series A Convertible Preferred Stock.

As a result of all Preferred Stock issuances, the total issued and outstanding shares of Preferred Stock were 300,000 and 0 shares as of March 31, 2020 and 2019, respectively.